Additional Information - Condensed Financial Statements (Condensed Statements of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ 50,316	$ 358,643	$ 340,436
Cash flows from investing activities:
Net cash used in investing activities	(330,502)	(322,693)	(314,696)
Cash flows from financing activities:
Proceeds of loans from offshore banks	370,000	167,000	239,353
Repayment of loans from offshore banks	(410,194)	0	0
Dividend distributed to shareholders	0	0	(200,875)
Payment for repurchase of shares	(3,577)	(17,240)	0
Net cash provided by /(used in) financing activities	(46,584)	130,102	8,739
Net increase (decrease) in cash and cash equivalents	(327,690)	181,845	36,228
Cash and cash equivalents, beginning of year	548,484	366,639	330,411
Cash and cash equivalents, end of year	220,794	548,484	366,639
Changyou.com Limited [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(10,483)	(14,668)	(4,893)
Cash flows from investing activities:
Cash paid (proceeds) relating to loans to subsidiaries	4,241	(102,165)	(5,574)
Net cash used in investing activities	4,241	(102,165)	(5,574)
Cash flows from financing activities:
Proceeds of loans from offshore banks	370,000	140,978	212,353
Repayment of loans from offshore banks	(353,331)	0	0
Dividend distributed to shareholders	0	0	(200,875)
Payment for repurchase of shares	(3,577)	(17,240)	0
Net cash provided by /(used in) financing activities	13,092	123,738	11,478
Net increase (decrease) in cash and cash equivalents	6,850	6,905	1,011
Cash and cash equivalents, beginning of year	17,579	10,674	9,663
Cash and cash equivalents, end of year	$ 24,429	$ 17,579	$ 10,674